Annual Fund Operating Expenses - Allspring Multi-Asset Funds - Classes A, C, Administrator, R6 & Institutional	Apr. 30, 2026
Absolute Return Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2027
Absolute Return Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	1.15%	[1]
Absolute Return Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	1.90%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	1.90%	[1]
Absolute Return Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.74%	[1]
Absolute Return Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.79%	[1]
Asset Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2027
Asset Allocation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.39%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.06%	[2]
Asset Allocation Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.39%
Expenses (as a percentage of Assets)	1.88%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.81%	[2]
Asset Allocation Fund | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.39%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.90%	[2]
Asset Allocation Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.39%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.75%	[2]
Real Return Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2027
Real Return Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.52%	[4]
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	0.76%	[5]
Real Return Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[4]
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	0.40%	[5]
Real Return Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[4]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	0.45%	[5]

[1]
2.	The Manager has contractually committed through August 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.69% for Class A, 1.44% for Class C, 0.28% for Class R6 and 0.33% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[2]
2.	The Manager has contractually committed through August 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.06% for Class A, 1.81% for Class C, 0.90% for Administrator Class and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[3]
2.	Reflects the fees charged by Allspring Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.

[4]
3.	Includes other expenses allocated from the master portfolio in which the Fund invests.

[5]
4.	The Manager has contractually committed through August 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.76% for Class A, 0.40% for Class R6 and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.